Accrued expenses and prepaid revenues	12 Months Ended
Dec. 31, 2021
Accrued expenses and prepaid revenues
Accrued expenses and prepaid revenues	Note 20. Accrued expenses and prepaid revenues

Skr mn	Dec 31, 2021	Dec 31, 2020
Interest expenses accrued	1,793	1,843
Other accrued expenses and prepaid revenues	82	81
Total	1,875	1,924